Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an ongoing basis, we evaluate our estimates, including those critical accounting estimates related to the valuation of share-based compensation, our valuation of warrant liability and our valuation of the convertible note. We base these estimates on historical experiences and on various other assumptions that we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of cash on deposit with banks and highly liquid investments with maturities of 90 days or less from the date of purchase.
Restricted Cash

Restricted Cash

Restricted cash consists of funds held in a restricted account for payment of upfront rental lease deposits and income tax withholdings to the Norwegian government, payable every other month.

Fair Value Measurement

Fair Value Measurement and Fair Value Option

We define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.
Level 2 —

Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 —	Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

Under the fair value option under US GAAP, the Company has the irrevocable option to report most financial assets and financial liabilities at fair value on an instrument-by-instrument basis, with changes in fair value reported in earnings. Any changes in the fair value of liabilities resulting from changes in the instrument-specific credit risk would be reported in other comprehensive income.

Property and Equipment

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the related asset or the remaining lease term, whichever is shorter.

Property and Equipment
Computer software and office equipment	Three to five years
Leasehold improvements	Lesser of estimated useful life or remaining lease term

The useful lives of our property and equipment are determined by management when those assets are initially recognized and are routinely reviewed for the remaining estimated useful lives. Our current estimate of useful lives represents the best estimate of the useful lives based on current facts and circumstances but may differ from the actual useful lives due to changes in future circumstances such as changes to our business operations, changes in the planned use of assets, and technological advancements. When we change the estimated useful life assumption for any asset, the remaining carrying amount of the asset is accounted for prospectively and depreciated or amortized over the revised estimated useful life. Historically, changes in useful lives have not resulted in material changes to our depreciation and amortization expense.

Maintenance and repairs are charged to expense as incurred and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the accompanying consolidated statements of operations and comprehensive loss.

Assets held within construction in progress are not depreciated. Construction in progress is related to the construction or development of property and equipment that have not yet been placed in service.

Leases

Leases

We account for leases under ASC 840, Leases. Under this guidance, lessees classify arrangements meeting the definition of a lease as either operating or capital leases. Leases are classified as capital leases whenever the terms of the lease transfer substantially all of the risks and rewards of ownership to the lessee. All other leases are recorded as operating leases. As of December 31, 2021, all of our leases were operating leases. We recognize rent expense on a straight-line basis over the lease term.

Grants

Grants

For the grants related to the CQP, we reduce the carrying amount of the CQP as the grants are received and the conditions for receiving the grants have been fulfilled. We recognize other grants received as other income over the periods in which the related costs are incurred and the conditions for receiving the grants have been fulfilled.

Research and Development Cost

Research and Development Cost

Research and development costs that do not meet the criteria for capitalization are expensed as incurred. Research and development costs consist of compensation, employee benefits, and share-based compensation for employees engaged in research and development activities, as well as fees paid for external engineering, supplies and services, allocation of indirect costs and contributions to research institutions.

Foreign Currency Translation and Transaction Gains and Losses

Foreign Currency Translation and Transaction Gains and Losses

Our functional currency is U.S. dollars. Generally, the functional currency of our subsidiaries is the local currency. We translate the financial statements of these subsidiaries to U.S. dollars using period-end exchange rates for assets and liabilities. Revenues and expenses are translated into U.S. dollars using the average exchange rates prevailing for each period presented. We record translation gains and losses in accumulated other comprehensive income. We reflect net foreign exchange transaction gains and losses resulting from the conversion of the transaction currency to functional currency as a component of foreign currency exchange gain (loss) in other income (expense), net.

Share-Based Compensation

Share-Based Compensation

Our share-based compensation includes stock options, warrants and awards that may be settled in our shares. We measure and record compensation expense for all equity-classified awards based on estimated fair values of the underlying stock at the grant date. We initially measure and record liability-classified awards based on estimated fair values of the underlying stock at the grant date and subsequently remeasure to fair value at each reporting date until settlement. We recognize compensation expense for all employee awards with service-based vesting requirements on a straight-line basis over the requisite service period of the awards, which is generally the award’s vesting period. We recognize compensation expense for all employee awards with performance-based vesting requirements using accelerated attribution based on the performance factor probable of achievement as of the reporting date. We account for all forfeitures as they occur.

Warrant liability

Warrant liability

We account for Private Warrants as derivative liabilities on the consolidated balance sheets. We measured the fair value at the close of the Business Combination and each reporting date, with changes in fair value recognized in the consolidated statements of operations and comprehensive loss in the period of change.

Investments under the equity method

Investments under the equity method

We utilize the equity method to account for investments, including joint ventures, when we possess the ability to exercise significant influence, but not control, over the operating and financial policies of the investee. The ability to exercise significant influence is presumed when the investor possesses more than 20% of the voting interests of the investee. This presumption may be overcome based on specific facts and circumstances that demonstrate that the ability to exercise significant influence is restricted.

In applying the equity method, we record the investment at cost and subsequently increase or decrease the carrying amount of the investment by our proportionate share of the net earnings or losses and other comprehensive income of the investee.

Defined Contribution Plan

Defined Contribution Plan

We have defined contribution plans in accordance with Norwegian law for employees residing in Norway, as well as abroad. We made contributions to our defined contribution plans of $0.6 million and $0.1 million in the years ended December 31, 2021 and 2020.

Income Taxes

Income Taxes

Deferred income tax assets and liabilities are computed on differences between the financial statement bases and tax bases of assets and liabilities at the enacted tax rates. Changes in deferred income tax assets and liabilities associated with components of other comprehensive income are charged or credited directly to other comprehensive income. Otherwise, changes in deferred income tax assets and liabilities are included as a component of income tax expense. The effect on deferred income tax assets and liabilities attributable to changes in enacted tax rates are charged or credited to income tax expense in the period of enactment. Valuation allowances are established for certain deferred tax assets when realization is not likely. Changes in the valuation allowances occurring in subsequent periods are included in the consolidated statements of operations and comprehensive loss.

Assets and liabilities are established for uncertain tax positions taken or positions expected to be taken in income tax returns when such positions, in our judgment, do not meet a more-likely-than-not threshold based on the technical merits of the positions. Estimated interest and penalties related to uncertain tax positions are included as a component of income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021 or 2020.

Segment Information

Segment Information

Our focus is the development of batteries as our primary business and our Chief Executive Officer (“CEO”), who is the chief operating decision-maker, manages our operations as a single operating segment for purposes of allocating resources and evaluating financial performance.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that are potentially subjected to credit risk consist of cash and cash equivalents and the convertible note. Cash and cash equivalents are placed with major financial institutions. We have not experienced any credit loss related to our cash and cash equivalents or the convertible note.

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt-out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt-out is irrevocable. We qualify as an emerging growth company, as defined in the JOBS Act, and therefore intend to take advantage of certain exemptions from various public company reporting requirements, including delaying the adoption of new or revised accounting standards until those standards apply to private companies. The effective dates shown below reflect the election to use the extended transition period.

Recently Issued Accounting Pronouncement

Recently Issued Accounting Pronouncement

In December 2019, the FASB issued ASU 2019-12, Income Taxes (ASC 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve the consistent application. We will adopt the new standard effective January 1, 2022. We do not expect the new standard to have a material impact on the consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (ASC 842) (ASU 2016-02), as amended, which generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. We will adopt the new standard effective January 1, 2022, on a modified retrospective basis and will not restate comparative periods. We will elect the package of practical expedients permitted under the transition guidance, which allows us to carry forward our historical lease classification, our assessment on whether a contract is or contains a lease, and our initial direct costs for any leases that exist before the adoption of the new standard. We will also elect to combine lease and non-lease components and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

We currently lease our corporate headquarters, CQP, as well as other properties. Upon adoption of ASC 842, management expects that based on our current portfolio of leases, assets and liabilities on the consolidated balance sheet will increase by between $8 million and $10 million due to the recognition of right-of-use assets and corresponding lease liabilities. The adoption of the standard is not expected to significantly impact accumulated deficit.

Adoption of Accounting Pronouncements

Adoption of Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, as amended, which is intended to simplify the accounting for convertible instruments by removing certain separation models and amending the disclosure requirements. We early adopted this guidance as of January 1, 2021. Adoption of the standard did not have a material impact on the consolidated financial statements.